Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade and Other Receivables

	2017 £m	2016 £m
Trade receivables	1,682	1,782
Allowance for doubtful debts	(79)	(56)
	1,603	1,726
Prepayments and accrued income	219	230
Total	1,822	1,956

Summary of Movements in Provision for Allowances for Doubtful Debts

Trade receivables are stated net of a provision for allowances for doubtful debts. The movements in the provision during the year were as follows:
	2017 £m	2016 £m
At start of year	56	51
Charge for the year	39	4
Trade receivables written off	(15)	(6)
Exchange translation differences	(1)	7
At end of year	79	56